Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Loans		$ 610,878	$ 630,761
Loans > 90 days and accruing		401	51
The 30 to 89 Days Delinquent [Member]
Loans		4,914	5,436
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		401	1,939
Financial Asset, Past Due [Member]
Loans		605,562	7,375
Financial Asset, Not Past Due [Member]
Loans		610,878	623,386
Real Estate Portfolio Segment [Member]
Loans		482,941	471,690
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		22,885	18,070
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		136	407
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		401	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans		22,348	407
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		22,885	17,663
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		40,455	39,315
Loans > 90 days and accruing			0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		256	23
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Past Due [Member]
Loans		40,199	23
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		40,455	39,292
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,680	46,909
Loans > 90 days and accruing			0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		175	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	1,708
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Past Due [Member]
Loans		46,505	1,708
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		46,680	45,201
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		331,174	333,540
Loans > 90 days and accruing			0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		3,944	2,895
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	134
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Past Due [Member]
Loans		327,230	3,029
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		331,174	330,511
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		35,585	28,938
Loans > 90 days and accruing			0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		0	2,062
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Past Due [Member]
Loans		35,585	2,062
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		35,585	26,876
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		6,162	4,918
Loans > 90 days and accruing			0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans		403	39
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Past Due [Member]
Loans		5,759	39
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans		6,162	4,879
Commercial Portfolio Segment [Member]
Loans	[1]	127,868	159,069
Loans > 90 days and accruing			51
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans		0	10
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	97
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans		127,868	107
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		127,868	158,962
Consumer Portfolio Segment [Member]
Loans		69	2
Loans > 90 days and accruing			0
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans		69	0
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		$ 69	$ 2

[1]	Includes $163,000 and $214,000 of PPP loans at March 31, 2023 and December 31, 2022, respectively.